Share Capital - Disclosure of Detailed Information about Share Purchase Warrants Activity (Detail) - Share Purchase Warrants [member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Purchase Warrants
Outstanding | shares	24,051,190	24,565,862
Issued | shares	16,626,569
Exercised | shares	(20,976,625)	(363,235)
Expired | shares	(675,976)	(151,437)
Outstanding | shares	19,025,158	24,051,190
Outstanding | $ / shares	$ 12.00	$ 11.90
Issued | $ / shares	11.14
Exercised | $ / shares	9.48	5.36
Expired | $ / shares	13.16	14.60
Outstanding | $ / shares	$ 14.00	$ 12.00